LOSS PER SHARE (Schedule of Anti-Dilutive Securities) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrant and Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instruments	6,307,448	3,457,031	913,857